Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 568	R 1,011
Non-current	236	453
Current	332	558
Derivative financial liabilities	(7,747)	(2,111)
Non-current	(2,688)	(609)
Current	(5,059)	(1,502)
Net derivative financial instruments	(7,179)	(1,100)
Unrealised losses included in other reserves, net of tax	(5,727)	(1,389)	R (753)
Unrealised losses included in other reserves, net of tax	(6,094)	(1,252)	(753)
Realised losses included in revenue	(4,594)	(1,265)	(184)
Unrealised losses on gold contracts recognised in other comprehensive income	(10,350)	(1,734)	(1,782)
Gains/(losses) on derivatives	85	572	(124)
Day one loss amortisation	(144)	(119)	(70)
Total gains/(losses) on derivatives	(59)	453	(194)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(9,751)	(1,734)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	9,751	1,734
Deferred taxation thereon	(936)	39
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	3	3
Non-current	3	3
Current	0	0
Derivative financial liabilities	(148)	(63)
Non-current	(39)	(21)
Current	(109)	(42)
Net derivative financial instruments	(145)	(60)
Unrealised losses included in other reserves, net of tax	0	0
Realised losses included in revenue	0	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(150)	(98)	21
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(150)	(98)	21
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	288	523
Non-current	24	98
Current	264	425
Derivative financial liabilities	0	0
Non-current	0	0
Current	0	0
Net derivative financial instruments	288	523
Unrealised losses included in other reserves, net of tax	0	0
Realised losses included in revenue	0	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	235	670	(145)
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	235	670	(145)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Rand Gold Forward Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	30	282
Non-current	14	172
Current	16	110
Derivative financial liabilities	(4,279)	(1,799)
Non-current	(675)	(510)
Current	(3,604)	(1,289)
Net derivative financial instruments	(4,249)	(1,517)
Unrealised losses included in other reserves, net of tax	(3,405)	(1,192)
Realised losses included in revenue	(3,910)	(1,215)	(209)
Unrealised losses on gold contracts recognised in other comprehensive income	(6,674)	(1,580)	(1,748)
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(83)	(114)	(66)
Total gains/(losses) on derivatives	(83)	(114)	(66)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(6,674)	(1,580)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	6,674	1,580
US$ Gold Forward Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	5	30
Non-current	3	27
Current	2	3
Derivative financial liabilities	(716)	(236)
Non-current	(166)	(77)
Current	(550)	(159)
Net derivative financial instruments	(711)	(206)
Unrealised losses included in other reserves, net of tax	(731)	(197)
Realised losses included in revenue	(459)	(50)	25
Unrealised losses on gold contracts recognised in other comprehensive income	(970)	(310)	(34)
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(11)	(11)	(4)
Total gains/(losses) on derivatives	(11)	(11)	(4)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(970)	(310)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	970	310
Rand Gold Collars Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	207	155
Non-current	164	135
Current	43	20
Derivative financial liabilities	(2,082)	(9)
Non-current	(1,492)	0
Current	(590)	(9)
Net derivative financial instruments	(1,875)	146
Unrealised losses included in other reserves, net of tax	(1,468)	123
Realised losses included in revenue	(178)	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	(2,155)	141	0
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(40)	5	0
Total gains/(losses) on derivatives	(40)	5	0
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1,596)	141
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1,596	(141)
US Gold Collars Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	35	18
Non-current	28	18
Current	7	0
Derivative financial liabilities	(522)	(4)
Non-current	(316)	(1)
Current	(206)	(3)
Net derivative financial instruments	(487)	14
Unrealised losses included in other reserves, net of tax	(490)	14
Realised losses included in revenue	(47)	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	(551)	15	0
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(10)	1	0
Total gains/(losses) on derivatives	(10)	1	R 0
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(511)	15
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R 511	R (15)